Common shares (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CAD ($) shares
Balance, Amount | $	$ 20,804,125	$ 26,769,071		$ 26,769,071
Balance, Amount | $	$ 18,158,805	$ 20,804,125		$ 26,769,071
Common Shares
Beginning Balance, Shares	64,437,790	64,406,891	64,406,891	68,573,558	68,573,558
Balance, Amount	$ 95,327,123		$ 95,313,064		$ 96,656,248
Issuance For Employee Stock Purchase Plan, Shares	304,550	30,899	30,899
Issuance For Employee Stock Purchase Plan	$ 173,023		$ 14,059
Issuance For Restricted Stock Units, Shares	208,370
Issuance For Restricted Stock Units | $	$ 114,604
Issuance For Sfd Geothermal Right | $	$ 164,602
Issuance For Sfd Geothermal Right, Shares	300,000
Shares Retired During The Year, Shares				(4,166,667)	(4,166,667)
Shares Retired During The Year | $					$ (1,343,184)
Ending Balance, Shares	65,250,710	64,437,790	64,437,790	64,406,891	64,406,891
Balance, Amount	$ 95,779,352	$ 95,327,123			$ 95,313,064